Note 5 - Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31,	December 31,
	2016	2015

Accrued bonuses	$1,102	$613
Accrued professional fees	483	388
Accrued payroll and other related expenses	389	113
Accrued interest	65	22
Other accruals	147	157
Total accrued liabilities	$2,186	$1,293